Right-of-use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Right-of-use Assets and Lease Liabilities	Right-of-use Assets and Lease LiabilitiesThe following table presents the change in the balance of the Partnership's right-of-use assets for the years ended December 31, 2021, 2020 and 2019:

	December 31, 2021	December 31, 2020	December 31, 2019
	$	$	$
Gross Carrying Amount
Opening balance at beginning of year	51,067	75,104	20,200
Additions (cash and non-cash)	4,190	757	56,854
Dispositions	—	(24,794)	(1,950)
Closing balance at end of year	55,257	51,067	75,104
Accumulated Depreciation
Opening balance at beginning of year	(15,754)	(7,085)	—
Depreciation expense	(14,117)	(18,389)	(13,369)
Dispositions	—	9,720	6,284
Closing balance at end of year	(29,871)	(15,754)	(7,085)
Net book value	25,386	35,313	68,019

As at December 31, 2021 and 2020, the Partnership's right-of-use assets were as follows:

			As at December 31, 2021
	December 31, 2021	December 31, 2020	Weighted-average remaining lease term	Weighted-average implicit interest rate
	$	$	(years)	(%)
Vessels and equipment	10,956	21,971	1.0	3.3%
Office leases	14,430	13,342	4.7	5.2%
Total	25,386	35,313

Lease related items for which the Partnership was a lessee for the years ended December 31, 2021, December 31, 2020 and December 31, 2019, were as follows:

	Year Ended December 31,
	2021	2020	2019
	$	$	$
Amounts recognized in profit and loss
Depreciation expense on right-of-use vessels and equipment	11,015	15,899	10,616
Depreciation expense on right-of-use office leases	3,102	2,490	2,753
Interest expense on lease liabilities	1,291	2,679	1,507
Short-term lease expense	2,713	4,314	15,965
	18,121	25,382	30,841

As at December 31, 2021, the undiscounted contractual maturities of the Partnership's lease liabilities were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Lease liabilities	27.0	15.1	3.3	3.2	2.7	1.7	1.0